HSBC Holdings balance sheet (Parenthetical) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Face Statements [Line Items]
(Loss)/profit for the year	£ (398)	£ 1,046	£ (1,478)